Operating Leases - Schedule of Maturities of Lease Liabilities (Details)	Mar. 31, 2019 USD ($)
Leases [Abstract]
2019 (April 1 - December 31)	$ 87,125
2020	122,343
2021	125,670
2022	131,611
2023	140,695
2024	144,520
2025 and thereafter	163,494
Total lease payments	915,458
Less: Imputed interest	330,252
Present value of lease liabilities	$ 585,207